Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (59,038)	$ (47,187)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	702	398
Loss on equity issuance	4,353	8,312
Change in fair value of tranche and warrant liabilities	10,855	2,186
Change in fair value of contingent earnout liabilities	(10,293)	0
Share-based compensation expense	1,402	368
Loss on disposal of fixed assets	44	310
Loss on impairment of intangible assets	190	0
Milestone payment to Dynavax	1,000	1,000
Changes in operating assets and liabilities:
Accounts receivable	(1,979)	(200)
Inventory	(1,073)	(179)
Prepaid expenses	1,032	(2,592)
Operating lease right-of-use assets	202	112
Operating lease liabilities	(281)	(87)
Trade payables, accrued expenses and other liabilities	2,839	5,246
Net cash used in operating activities	(50,045)	(32,313)
Cash flows from investing activities:
Purchases of property and equipment	(588)	(655)
Milestone payment to Dynavax	(1,000)	(1,000)
Cash paid for intellectual property and licenses	(533)	(131)
Net cash used in investing activities	(2,121)	(1,786)
Cash flows from financing activities:
Proceeds from the issuance of preferred stock, net of costs of $0 and $242, in the years ended December 31, 2023 and 2022, respectively	9,189	13,499
Proceeds from exercise of preferred stock warrants	9,630	0
Purchase of common stock warrants	(20)	0
Proceeds from Business Combination	36,854	0
Offering costs related to Business Combination	(1,116)	0
Payments on finance lease liabilities	(87)	(131)
Cash proceeds from the exercise of stock options for common stock	179	94
Net cash provided by financing activities	54,629	13,462
Decrease in cash, cash equivalents and restricted cash	2,463	(20,637)
Cash, cash equivalents and restricted cash, beginning of period	9,664	30,301
Cash, cash equivalents and restricted cash, end of period	12,127	9,664
Cash paid during the year for:
Income taxes	14	9
Supplemental disclosure of noncash items:
Fixed asset purchases included in trade payables and accrued expenses	19	12
Transfer of warrant liability to preferred stock upon exercise of warrants	$ 25,409	$ 0